Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.15%
Advertising–0.08%
Interpublic Group of Cos., Inc. (The)	1,071	$31,273
Omnicom Group, Inc.	589	43,675
		74,948
Aerospace & Defense–1.64%
Boeing Co. (The)	1,504	383,099
General Dynamics Corp.	636	115,472
Howmet Aerospace, Inc.	1,070	34,379
Huntington Ingalls Industries, Inc.	110	22,643
L3Harris Technologies, Inc.	564	114,311
Lockheed Martin Corp.	676	249,782
Northrop Grumman Corp.	425	137,547
Raytheon Technologies Corp.	4,166	321,907
Teledyne Technologies, Inc.(b)	101	41,779
Textron, Inc.	622	34,882
TransDigm Group, Inc.(b)	150	88,188
		1,543,989
Agricultural & Farm Machinery–0.34%
Deere & Co.	859	321,386
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	1,532	87,324
Air Freight & Logistics–0.65%
C.H. Robinson Worldwide, Inc.	367	35,023
Expeditors International of Washington, Inc.	465	50,076
FedEx Corp.	669	190,023
United Parcel Service, Inc., Class B	1,973	335,390
		610,512
Airlines–0.32%
Alaska Air Group, Inc.	340	23,531
American Airlines Group, Inc.	1,754	41,921
Delta Air Lines, Inc.	1,750	84,490
Southwest Airlines Co.	1,620	98,917
United Airlines Holdings, Inc.(b)	873	50,233
		299,092
Alternative Carriers–0.04%
Lumen Technologies, Inc.	2,707	36,138
Apparel Retail–0.42%
Gap, Inc. (The)(b)	564	16,796
L Brands, Inc.	641	39,652
Ross Stores, Inc.	976	117,032
TJX Cos., Inc. (The)	3,292	217,766
		391,246
Apparel, Accessories & Luxury Goods–0.19%
Hanesbrands, Inc.	957	18,824
PVH Corp.	195	20,611
Ralph Lauren Corp.	133	16,380
Tapestry, Inc.	762	31,402
Under Armour, Inc., Class A(b)	517	11,457
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	534	$9,858
VF Corp.	881	70,410
		178,942
Application Software–2.18%
Adobe, Inc.(b)	1,314	624,636
ANSYS, Inc.(b)	238	80,815
Autodesk, Inc.(b)	603	167,122
Cadence Design Systems, Inc.(b)	765	104,798
Citrix Systems, Inc.	337	47,301
Intuit, Inc.	751	287,678
Paycom Software, Inc.(b)	135	49,958
salesforce.com, inc.(b)	2,516	533,065
Synopsys, Inc.(b)	418	103,572
Tyler Technologies, Inc.(b)	111	47,123
		2,046,068
Asset Management & Custody Banks–0.82%
Ameriprise Financial, Inc.	320	74,384
Bank of New York Mellon Corp. (The)	2,213	104,653
BlackRock, Inc.	389	293,290
Franklin Resources, Inc.	748	22,141
Invesco Ltd. (Acquired 08/22/2008-06/19/2020; Cost $22,237)(c)(d)	1,032	26,027
Northern Trust Corp.	572	60,123
State Street Corp.	965	81,070
T. Rowe Price Group, Inc.	625	107,250
		768,938
Auto Parts & Equipment–0.14%
Aptiv PLC	740	102,046
BorgWarner, Inc.	655	30,366
		132,412
Automobile Manufacturers–1.85%
Ford Motor Co.(b)	10,714	131,247
General Motors Co.	3,477	199,788
Tesla, Inc.(b)	2,106	1,406,661
		1,737,696
Automotive Retail–0.29%
Advance Auto Parts, Inc.	179	32,845
AutoZone, Inc.(b)	60	84,258
CarMax, Inc.(b)	446	59,166
O’Reilly Automotive, Inc.(b)	192	97,392
		273,661
Biotechnology–1.79%
AbbVie, Inc.	4,842	524,001
Alexion Pharmaceuticals, Inc.(b)	603	92,205
Amgen, Inc.	1,584	394,115
Biogen, Inc.(b)	418	116,936
Gilead Sciences, Inc.	3,445	222,650
Incyte Corp.(b)	512	41,610
Regeneron Pharmaceuticals, Inc.(b)	289	136,737

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	713	$153,217
		1,681,471
Brewers–0.03%
Molson Coors Beverage Co., Class B	516	26,393
Broadcasting–0.18%
Discovery, Inc., Class A(b)	446	19,383
Discovery, Inc., Class C(b)	794	29,291
Fox Corp., Class A	917	33,113
Fox Corp., Class B	421	14,705
ViacomCBS, Inc., Class B	1,556	70,176
		166,668
Building Products–0.49%
A.O. Smith Corp.	372	25,151
Allegion PLC	249	31,279
Carrier Global Corp.	2,240	94,573
Fortune Brands Home & Security, Inc.	380	36,412
Johnson Controls International PLC	1,976	117,908
Masco Corp.	705	42,229
Trane Technologies PLC	654	108,276
		455,828
Cable & Satellite–1.00%
Charter Communications, Inc., Class A(b)	388	239,404
Comcast Corp., Class A	12,533	678,160
DISH Network Corp., Class A(b)	679	24,580
		942,144
Casinos & Gaming–0.24%
Caesars Entertainment, Inc.(b)	571	49,934
Las Vegas Sands Corp.	901	54,745
MGM Resorts International	1,127	42,815
Penn National Gaming, Inc.(b)	408	42,774
Wynn Resorts Ltd.	289	36,232
		226,500
Commodity Chemicals–0.22%
Dow, Inc.	2,043	130,630
LyondellBasell Industries N.V., Class A	706	73,459
		204,089
Communications Equipment–0.84%
Arista Networks, Inc.(b)	150	45,283
Cisco Systems, Inc.	11,576	598,595
F5 Networks, Inc.(b)	169	35,257
Juniper Networks, Inc.	900	22,797
Motorola Solutions, Inc.	464	87,255
		789,187
Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	633	72,675
Construction & Engineering–0.04%
Quanta Services, Inc.	379	33,344
Construction Machinery & Heavy Trucks–0.62%
Caterpillar, Inc.	1,495	346,645
Cummins, Inc.	406	105,199
PACCAR, Inc.	951	88,367
Shares		Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	487	$38,551
		578,762
Construction Materials–0.13%
Martin Marietta Materials, Inc.	171	57,425
Vulcan Materials Co.	364	61,425
		118,850
Consumer Electronics–0.06%
Garmin Ltd.	410	54,059
Consumer Finance–0.59%
American Express Co.	1,789	253,036
Capital One Financial Corp.	1,259	160,183
Discover Financial Services	841	79,887
Synchrony Financial	1,490	60,583
		553,689
Copper–0.14%
Freeport-McMoRan, Inc.(b)	3,999	131,687
Data Processing & Outsourced Services–3.93%
Automatic Data Processing, Inc.	1,173	221,075
Broadridge Financial Solutions, Inc.	318	48,686
Fidelity National Information Services, Inc.	1,703	239,459
Fiserv, Inc.(b)	1,578	187,845
FleetCor Technologies, Inc.(b)	228	61,248
Global Payments, Inc.	810	163,280
Jack Henry & Associates, Inc.	209	31,709
Mastercard, Inc., Class A	2,405	856,300
Paychex, Inc.	880	86,258
PayPal Holdings, Inc.(b)	3,211	779,759
Visa, Inc., Class A	4,651	984,756
Western Union Co. (The)	1,127	27,792
		3,688,167
Distillers & Vintners–0.15%
Brown-Forman Corp., Class B	500	34,485
Constellation Brands, Inc., Class A	467	106,476
		140,961
Distributors–0.12%
Genuine Parts Co.	396	45,774
LKQ Corp.(b)	765	32,382
Pool Corp.	110	37,976
		116,132
Diversified Banks–3.35%
Bank of America Corp.	20,831	805,951
Citigroup, Inc.	5,723	416,348
JPMorgan Chase & Co.	8,367	1,273,709
U.S. Bancorp	3,749	207,357
Wells Fargo & Co.	11,335	442,859
		3,146,224
Diversified Chemicals–0.04%
Eastman Chemical Co.	373	41,075
Diversified Support Services–0.15%
Cintas Corp.	242	82,597
Copart, Inc.(b)	571	62,016
		144,613
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Drug Retail–0.11%
Walgreens Boots Alliance, Inc.	1,966	$107,933
Electric Utilities–1.65%
Alliant Energy Corp.	685	37,100
American Electric Power Co., Inc.	1,362	115,361
Duke Energy Corp.	2,108	203,485
Edison International	1,040	60,944
Entergy Corp.	551	54,808
Evergy, Inc.	622	37,028
Eversource Energy	941	81,481
Exelon Corp.	2,677	117,092
FirstEnergy Corp.	1,489	51,653
NextEra Energy, Inc.	5,373	406,253
NRG Energy, Inc.	671	25,317
Pinnacle West Capital Corp.	309	25,137
PPL Corp.	2,109	60,824
Southern Co. (The)	2,897	180,077
Xcel Energy, Inc.	1,474	98,036
		1,554,596
Electrical Components & Equipment–0.55%
AMETEK, Inc.	633	80,853
Eaton Corp. PLC	1,091	150,864
Emerson Electric Co.	1,645	148,412
Generac Holdings, Inc.(b)	173	56,649
Rockwell Automation, Inc.	319	84,675
		521,453
Electronic Components–0.21%
Amphenol Corp., Class A	1,643	108,389
Corning, Inc.	2,107	91,675
		200,064
Electronic Equipment & Instruments–0.23%
FLIR Systems, Inc.	360	20,329
Keysight Technologies, Inc.(b)	510	73,134
Trimble, Inc.(b)	689	53,597
Zebra Technologies Corp., Class A(b)	147	71,322
		218,382
Electronic Manufacturing Services–0.15%
IPG Photonics Corp.(b)	99	20,883
TE Connectivity Ltd.	907	117,103
		137,986
Environmental & Facilities Services–0.23%
Republic Services, Inc.	578	57,424
Rollins, Inc.	608	20,928
Waste Management, Inc.	1,067	137,664
		216,016
Fertilizers & Agricultural Chemicals–0.20%
CF Industries Holdings, Inc.	587	26,638
Corteva, Inc.	2,040	95,105
FMC Corp.	355	39,266
Mosaic Co. (The)	946	29,903
		190,912
Financial Exchanges & Data–1.02%
Cboe Global Markets, Inc.	294	29,015
CME Group, Inc., Class A	984	200,962
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	1,540	$171,987
MarketAxess Holdings, Inc.	105	52,282
Moody’s Corp.	441	131,687
MSCI, Inc.	227	95,177
Nasdaq, Inc.	316	46,597
S&P Global, Inc.	660	232,894
		960,601
Food Distributors–0.12%
Sysco Corp.	1,400	110,236
Food Retail–0.08%
Kroger Co. (The)	2,088	75,147
Footwear–0.49%
NIKE, Inc., Class B	3,486	463,255
Gas Utilities–0.04%
Atmos Energy Corp.	352	34,795
General Merchandise Stores–0.51%
Dollar General Corp.	672	136,160
Dollar Tree, Inc.(b)	645	73,827
Target Corp.	1,373	271,950
		481,937
Gold–0.14%
Newmont Corp.	2,195	132,293
Health Care Distributors–0.22%
AmerisourceBergen Corp.	404	47,700
Cardinal Health, Inc.	806	48,965
Henry Schein, Inc.(b)	390	27,004
McKesson Corp.	436	85,037
		208,706
Health Care Equipment–3.28%
Abbott Laboratories	4,857	582,063
ABIOMED, Inc.(b)	124	39,522
Baxter International, Inc.	1,386	116,895
Becton, Dickinson and Co.	797	193,790
Boston Scientific Corp.(b)	3,886	150,194
Danaher Corp.	1,738	391,189
DexCom, Inc.(b)	264	94,879
Edwards Lifesciences Corp.(b)	1,713	143,275
Hologic, Inc.(b)	706	52,512
IDEXX Laboratories, Inc.(b)	235	114,988
Intuitive Surgical, Inc.(b)	323	238,678
Medtronic PLC	3,697	436,727
ResMed, Inc.	399	77,414
STERIS PLC	234	44,572
Stryker Corp.	897	218,491
Teleflex, Inc.	128	53,179
Varian Medical Systems, Inc.(b)	252	44,486
Zimmer Biomet Holdings, Inc.	570	91,246
		3,084,100
Health Care Facilities–0.18%
HCA Healthcare, Inc.	727	136,923
Universal Health Services, Inc., Class B	214	28,546
		165,469
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Health Care REITs–0.20%
Healthpeak Properties, Inc.	1,477	$46,880
Ventas, Inc.	1,027	54,780
Welltower, Inc.	1,145	82,017
		183,677
Health Care Services–0.68%
Cigna Corp.	965	233,279
CVS Health Corp.	3,595	270,452
DaVita, Inc.(b)	198	21,339
Laboratory Corp. of America Holdings(b)	268	68,348
Quest Diagnostics, Inc.	366	46,972
		640,390
Health Care Supplies–0.27%
Align Technology, Inc.(b)	198	107,223
Cooper Cos., Inc. (The)	135	51,852
DENTSPLY SIRONA, Inc.	601	38,350
West Pharmaceutical Services, Inc.	203	57,201
		254,626
Health Care Technology–0.06%
Cerner Corp.	840	60,379
Home Furnishings–0.05%
Leggett & Platt, Inc.	365	16,662
Mohawk Industries, Inc.(b)	162	31,154
		47,816
Home Improvement Retail–1.36%
Home Depot, Inc. (The)	2,951	900,793
Lowe’s Cos., Inc.	2,004	381,120
		1,281,913
Homebuilding–0.26%
D.R. Horton, Inc.	908	80,921
Lennar Corp., Class A	753	76,226
NVR, Inc.(b)	10	47,109
PulteGroup, Inc.	729	38,229
		242,485
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	1,934	32,588
Hotels, Resorts & Cruise Lines–0.71%
Booking Holdings, Inc.(b)	113	263,272
Carnival Corp.	2,188	58,069
Expedia Group, Inc.	380	65,406
Hilton Worldwide Holdings, Inc.	761	92,020
Marriott International, Inc., Class A	730	108,120
Norwegian Cruise Line Holdings Ltd.(b)	996	27,480
Royal Caribbean Cruises Ltd.	600	51,366
		665,733
Household Appliances–0.04%
Whirlpool Corp.	172	37,900
Household Products–1.44%
Church & Dwight Co., Inc.	673	58,787
Clorox Co. (The)	346	66,737
Colgate-Palmolive Co.	2,327	183,437
Kimberly-Clark Corp.	927	128,899
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	6,752	$914,423
		1,352,283
Housewares & Specialties–0.03%
Newell Brands, Inc.	1,036	27,744
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	310	24,202
Hypermarkets & Super Centers–1.00%
Costco Wholesale Corp.	1,213	427,558
Walmart, Inc.	3,801	516,290
		943,848
Independent Power Producers & Energy Traders–0.05%
AES Corp. (The)	1,832	49,116
Industrial Conglomerates–1.23%
3M Co.	1,588	305,976
General Electric Co.	24,041	315,658
Honeywell International, Inc.	1,907	413,953
Roper Technologies, Inc.	288	116,162
		1,151,749
Industrial Gases–0.61%
Air Products and Chemicals, Inc.	607	170,773
Linde PLC (United Kingdom)	1,434	401,721
		572,494
Industrial Machinery–0.83%
Dover Corp.	395	54,166
Fortive Corp.	927	65,483
IDEX Corp.	208	43,539
Illinois Tool Works, Inc.	790	175,001
Ingersoll Rand, Inc.(b)	1,022	50,293
Otis Worldwide Corp.	1,118	76,527
Parker-Hannifin Corp.	355	111,978
Pentair PLC	455	28,356
Snap-on, Inc.	148	34,149
Stanley Black & Decker, Inc.	441	88,054
Xylem, Inc.	495	52,064
		779,610
Industrial REITs–0.27%
Duke Realty Corp.	1,026	43,020
Prologis, Inc.	2,028	214,968
		257,988
Insurance Brokers–0.49%
Aon PLC, Class A	620	142,668
Arthur J. Gallagher & Co.	532	66,378
Marsh & McLennan Cos., Inc.	1,394	169,789
Willis Towers Watson PLC	355	81,252
		460,087
Integrated Oil & Gas–1.34%
Chevron Corp.	5,282	553,501
Exxon Mobil Corp.	11,608	648,075
Occidental Petroleum Corp.	2,299	61,199
		1,262,775
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Integrated Telecommunication Services–1.33%
AT&T, Inc.	19,554	$591,899
Verizon Communications, Inc.	11,346	659,770
		1,251,669
Interactive Home Entertainment–0.38%
Activision Blizzard, Inc.	2,124	197,532
Electronic Arts, Inc.	790	106,942
Take-Two Interactive Software, Inc.(b)	317	56,014
		360,488
Interactive Media & Services–5.77%
Alphabet, Inc., Class A(b)	824	1,699,517
Alphabet, Inc., Class C(b)	791	1,636,286
Facebook, Inc., Class A(b)	6,596	1,942,720
Twitter, Inc.(b)	2,189	139,286
		5,417,809
Internet & Direct Marketing Retail–4.06%
Amazon.com, Inc.(b)	1,174	3,632,450
eBay, Inc.	1,773	108,579
Etsy, Inc.(b)	345	69,576
		3,810,605
Internet Services & Infrastructure–0.11%
Akamai Technologies, Inc.(b)	448	45,651
VeriSign, Inc.(b)	273	54,262
		99,913
Investment Banking & Brokerage–1.00%
Charles Schwab Corp. (The)	4,103	267,434
Goldman Sachs Group, Inc. (The)	943	308,361
Morgan Stanley	4,115	319,571
Raymond James Financial, Inc.	336	41,180
		936,546
IT Consulting & Other Services–1.05%
Accenture PLC, Class A	1,739	480,399
Cognizant Technology Solutions Corp., Class A	1,456	113,743
DXC Technology Co.	698	21,819
Gartner, Inc.(b)	243	44,360
International Business Machines Corp.	2,450	326,487
		986,808
Leisure Products–0.04%
Hasbro, Inc.	350	33,642
Life & Health Insurance–0.46%
Aflac, Inc.	1,756	89,872
Globe Life, Inc.	260	25,124
Lincoln National Corp.	495	30,824
MetLife, Inc.	2,061	125,288
Principal Financial Group, Inc.	695	41,672
Prudential Financial, Inc.	1,089	99,208
Unum Group	559	15,557
		427,545
Life Sciences Tools & Services–1.12%
Agilent Technologies, Inc.	836	106,289
Bio-Rad Laboratories, Inc., Class A(b)	60	34,270
Illumina, Inc.(b)	400	153,624
IQVIA Holdings, Inc.(b)	525	101,399
Mettler-Toledo International, Inc.(b)	64	73,964
Shares		Value
Life Sciences Tools & Services–(continued)
PerkinElmer, Inc.	307	$39,385
Thermo Fisher Scientific, Inc.	1,080	492,890
Waters Corp.(b)	171	48,593
		1,050,414
Managed Health Care–1.55%
Anthem, Inc.	672	241,214
Centene Corp.(b)	1,595	101,937
Humana, Inc.	353	147,995
UnitedHealth Group, Inc.	2,592	964,406
		1,455,552
Metal & Glass Containers–0.08%
Ball Corp.	900	76,266
Movies & Entertainment–1.69%
Live Nation Entertainment, Inc.(b)	394	33,352
Netflix, Inc.(b)	1,214	633,295
Walt Disney Co. (The)(b)	4,977	918,356
		1,585,003
Multi-line Insurance–0.21%
American International Group, Inc.	2,371	109,564
Assurant, Inc.	159	22,542
Hartford Financial Services Group, Inc. (The)	980	65,454
		197,560
Multi-Sector Holdings–1.42%
Berkshire Hathaway, Inc., Class B(b)(e)	5,228	1,335,597
Multi-Utilities–0.80%
Ameren Corp.	695	56,545
CenterPoint Energy, Inc.	1,513	34,270
CMS Energy Corp.	792	48,486
Consolidated Edison, Inc.	939	70,237
Dominion Energy, Inc.	2,210	167,872
DTE Energy Co.	532	70,831
NiSource, Inc.	1,075	25,918
Public Service Enterprise Group, Inc.	1,386	83,451
Sempra Energy	830	110,041
WEC Energy Group, Inc.	866	81,049
		748,700
Office REITs–0.12%
Alexandria Real Estate Equities, Inc.	348	57,176
Boston Properties, Inc.	389	39,390
Vornado Realty Trust	430	19,518
		116,084
Oil & Gas Equipment & Services–0.23%
Baker Hughes Co., Class A	1,999	43,198
Halliburton Co.	2,437	52,298
NOV, Inc.	1,064	14,598
Schlumberger Ltd.	3,835	104,274
		214,368
Oil & Gas Exploration & Production–0.63%
APA Corp.	1,036	18,544
Cabot Oil & Gas Corp.	1,095	20,564
ConocoPhillips	3,715	196,784
Devon Energy Corp.	1,624	35,484
Diamondback Energy, Inc.	495	36,378
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	1,600	$116,048
Hess Corp.	749	52,999
Marathon Oil Corp.	2,164	23,112
Pioneer Natural Resources Co.	564	89,574
		589,487
Oil & Gas Refining & Marketing–0.31%
HollyFrontier Corp.	410	14,670
Marathon Petroleum Corp.	1,786	95,533
Phillips 66	1,198	97,685
Valero Energy Corp.	1,121	80,263
		288,151
Oil & Gas Storage & Transportation–0.24%
Kinder Morgan, Inc.	5,338	88,878
ONEOK, Inc.	1,220	61,805
Williams Cos., Inc. (The)	3,328	78,840
		229,523
Packaged Foods & Meats–0.87%
Campbell Soup Co.	557	28,000
Conagra Brands, Inc.	1,339	50,346
General Mills, Inc.	1,677	102,834
Hershey Co. (The)	402	63,580
Hormel Foods Corp.	771	36,838
JM Smucker Co. (The)	300	37,959
Kellogg Co.	697	44,120
Kraft Heinz Co. (The)	1,778	71,120
Lamb Weston Holdings, Inc.	401	31,070
McCormick & Co., Inc.	683	60,896
Mondelez International, Inc., Class A	3,873	226,687
Tyson Foods, Inc., Class A	808	60,035
		813,485
Paper Packaging–0.26%
Amcor PLC	4,283	50,025
Avery Dennison Corp.	227	41,689
International Paper Co.	1,078	58,287
Packaging Corp. of America	260	34,965
Sealed Air Corp.	424	19,428
Westrock Co.	723	37,632
		242,026
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	630	183,236
Pharmaceuticals–3.60%
Bristol-Myers Squibb Co.	6,143	387,808
Catalent, Inc.(b)	467	49,180
Eli Lilly and Co.	2,181	407,454
Johnson & Johnson	7,208	1,184,635
Merck & Co., Inc.	6,938	534,850
Perrigo Co. PLC	365	14,772
Pfizer, Inc.	15,293	554,065
Viatris, Inc.(b)	3,310	46,241
Zoetis, Inc.	1,303	205,196
		3,384,201
Property & Casualty Insurance–0.69%
Allstate Corp. (The)	831	95,482
Chubb Ltd.	1,235	195,093
Shares		Value
Property & Casualty Insurance–(continued)
Cincinnati Financial Corp.	411	$42,370
Loews Corp.	622	31,896
Progressive Corp. (The)	1,606	153,550
Travelers Cos., Inc. (The)	692	104,077
W.R. Berkley Corp.	384	28,934
		651,402
Publishing–0.04%
News Corp., Class A	1,072	27,261
News Corp., Class B	334	7,836
		35,097
Railroads–0.91%
CSX Corp.	2,091	201,614
Kansas City Southern	249	65,716
Norfolk Southern Corp.	691	185,548
Union Pacific Corp.	1,837	404,893
		857,771
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	920	72,781
Regional Banks–1.04%
Citizens Financial Group, Inc.	1,166	51,479
Comerica, Inc.	381	27,333
Fifth Third Bancorp	1,950	73,028
First Republic Bank	483	80,540
Huntington Bancshares, Inc.	2,790	43,859
KeyCorp	2,656	53,067
M&T Bank Corp.	354	53,670
People’s United Financial, Inc.	1,167	20,889
PNC Financial Services Group, Inc. (The)	1,163	204,002
Regions Financial Corp.	2,634	54,418
SVB Financial Group(b)	143	70,593
Truist Financial Corp.	3,694	215,434
Zions Bancorporation N.A.	451	24,787
		973,099
Reinsurance–0.03%
Everest Re Group Ltd.	109	27,011
Research & Consulting Services–0.37%
Equifax, Inc.	334	60,497
IHS Markit Ltd.	1,022	98,909
Jacobs Engineering Group, Inc.	357	46,149
Leidos Holdings, Inc.	366	35,239
Nielsen Holdings PLC	981	24,672
Verisk Analytics, Inc.	447	78,981
		344,447
Residential REITs–0.28%
AvalonBay Communities, Inc.	383	70,667
Equity Residential	941	67,404
Essex Property Trust, Inc.	178	48,388
Mid-America Apartment Communities, Inc.	314	45,329
UDR, Inc.	813	35,658
		267,446
Restaurants–1.17%
Chipotle Mexican Grill, Inc.(b)	77	109,403
Darden Restaurants, Inc.	357	50,694
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Domino’s Pizza, Inc.	106	$38,986
McDonald’s Corp.	2,044	458,142
Starbucks Corp.	3,228	352,724
Yum! Brands, Inc.	823	89,032
		1,098,981
Retail REITs–0.25%
Federal Realty Investment Trust	191	19,377
Kimco Realty Corp.	1,186	22,238
Realty Income Corp.	1,024	65,024
Regency Centers Corp.	433	24,555
Simon Property Group, Inc.	900	102,393
		233,587
Semiconductor Equipment–0.88%
Applied Materials, Inc.	2,516	336,138
Enphase Energy, Inc.(b)	354	57,405
KLA Corp.	423	139,759
Lam Research Corp.	393	233,929
Teradyne, Inc.	458	55,729
		822,960
Semiconductors–4.60%
Advanced Micro Devices, Inc.(b)	3,323	260,856
Analog Devices, Inc.	1,011	156,786
Broadcom, Inc.	1,120	519,299
Intel Corp.	11,141	713,024
Maxim Integrated Products, Inc.	735	67,157
Microchip Technology, Inc.	738	114,552
Micron Technology, Inc.(b)	3,068	270,628
Monolithic Power Systems, Inc.	118	41,679
NVIDIA Corp.	1,700	907,681
NXP Semiconductors N.V. (Netherlands)	760	153,018
Qorvo, Inc.(b)	311	56,820
QUALCOMM, Inc.	3,114	412,885
Skyworks Solutions, Inc.	453	83,116
Texas Instruments, Inc.	2,523	476,822
Xilinx, Inc.	674	83,509
		4,317,832
Soft Drinks–1.26%
Coca-Cola Co. (The)	10,634	560,518
Monster Beverage Corp.(b)	1,013	92,274
PepsiCo, Inc.	3,782	534,964
		1,187,756
Specialized REITs–1.18%
American Tower Corp.	1,218	291,175
Crown Castle International Corp.	1,182	203,458
Digital Realty Trust, Inc.	771	108,588
Equinix, Inc.	245	166,499
Extra Space Storage, Inc.	362	47,983
Iron Mountain, Inc.	791	29,275
Public Storage	416	102,652
SBA Communications Corp., Class A	300	83,265
Weyerhaeuser Co.	2,051	73,016
		1,105,911
Specialty Chemicals–0.76%
Albemarle Corp.	320	46,755
Celanese Corp.	313	46,891
Shares		Value
Specialty Chemicals–(continued)
DuPont de Nemours, Inc.	1,476	$114,065
Ecolab, Inc.	682	145,996
International Flavors & Fragrances, Inc.	682	95,214
PPG Industries, Inc.	650	97,669
Sherwin-Williams Co. (The)	222	163,838
		710,428
Specialty Stores–0.11%
Tractor Supply Co.	319	56,489
Ulta Beauty, Inc.(b)	154	47,612
		104,101
Steel–0.07%
Nucor Corp.	817	65,581
Systems Software–5.97%
Fortinet, Inc.(b)	372	68,604
Microsoft Corp.	20,680	4,875,723
NortonLifeLock, Inc.	1,596	33,931
Oracle Corp.	5,086	356,885
ServiceNow, Inc.(b)	537	268,559
		5,603,702
Technology Distributors–0.07%
CDW Corp.	386	63,980
Technology Hardware, Storage & Peripherals–5.95%
Apple, Inc.	43,270	5,285,431
Hewlett Packard Enterprise Co.	3,568	56,160
HP, Inc.	3,434	109,030
NetApp, Inc.	611	44,401
Seagate Technology PLC	551	42,289
Western Digital Corp.	839	56,003
		5,593,314
Tobacco–0.68%
Altria Group, Inc.	5,096	260,711
Philip Morris International, Inc.	4,270	378,920
		639,631
Trading Companies & Distributors–0.21%
Fastenal Co.	1,576	79,241
United Rentals, Inc.(b)	198	65,203
W.W. Grainger, Inc.	121	48,513
		192,957
Trucking–0.11%
J.B. Hunt Transport Services, Inc.	229	38,488
Old Dominion Freight Line, Inc.	263	63,228
		101,716
Water Utilities–0.08%
American Water Works Co., Inc.	497	74,510
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.(b)	1,602	200,715
Total Common Stocks & Other Equity Interests (Cost $21,420,637)		92,189,548
Money Market Funds–1.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(f)	591,579	591,579
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(f)	435,818	$435,993
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(f)	676,090	676,090
Total Money Market Funds (Cost $1,703,658)		1,703,662
TOTAL INVESTMENTS IN SECURITIES–99.97% (Cost $23,124,295)		93,893,210
OTHER ASSETS LESS LIABILITIES—0.03%		31,167
NET ASSETS–100.00%		$93,924,377
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2021	Dividend Income
Invesco Ltd.	$19,469	$-	$(2,162)	$8,746	$(26)	$26,027	$173
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	431,341	1,576,818	(1,416,580)	-	-	591,579	40
Invesco Liquid Assets Portfolio, Institutional Class	321,504	1,126,298	(1,011,841)	46	(14)	435,993	33
Invesco Treasury Portfolio, Institutional Class	492,961	1,802,077	(1,618,948)	-	-	676,090	15
Total	$1,265,275	$4,505,193	$(4,049,531)	$8,792	$(40)	$1,729,689	$261

(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’’s Net Assets.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	8	June-2021	$1,586,960	$32,124	$32,124
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$92,189,548	$—	$—	$92,189,548
Money Market Funds	1,703,662	—	—	1,703,662
Total Investments in Securities	93,893,210	—	—	93,893,210
Other Investments - Assets*
Futures Contracts	32,124	—	—	32,124
Total Investments	$93,925,334	$—	$—	$93,925,334

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. S&P 500 Index Fund